Post balance sheet events (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 21, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 09, 2026
Disclosure of non-adjusting events after reporting period
Contingent consideration recognised as of acquisition date		$ 107	$ 84
Consideration, net of cash acquired		9	$ 186	$ 21
Syndicated revolving credit facility
Disclosure of non-adjusting events after reporting period
Notional amount		$ 1,000
Major business combination | Integrity orthopaedics
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired	100.00%
Cash transferred	$ 225
Contingent consideration recognised as of acquisition date	225
Consideration, net of cash acquired	$ 225
Major debt transactions | Syndicated revolving credit facility
Disclosure of non-adjusting events after reporting period
Notional amount					$ 1,125